Earnings/(Loss) per Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net income attributable to common shareholders	$ 163,232	$ 37,568	$ 36,757
Undistributed income attributable to Series C participating preferred shares	0	(15,883)	(19,190)
Class A, basic and diluted	163,232	21,685	17,567
Diluted earnings per share:
Undistributed income attributable to Series C participating preferred shares	$ (0)	$ 15,883	$ 19,190
Common Class A [Member]
Denominator:
Weighted Average Number of Shares Outstanding, Basic	35,125,003	17,687,137	11,859,506
Plus weighted average number of RSUs with service conditions	383,012	65,388	47,400
Weighted Average Number of Shares Outstanding, Diluted	35,508,015	17,752,525	11,906,906
Basic earnings per share:
Basic earnings/(loss) per share	$ 4.65	$ 1.23	$ 1.48
Diluted earnings per share:
Diluted earnings/(loss) per share	$ 4.60	$ 1.22	$ 1.48
Series C Preferred Stock [Member]
Numerator:
Undistributed income attributable to Series C participating preferred shares	$ 0	$ (15,883)	$ (19,190)
Denominator:
Weighted Average Number of Shares Outstanding, Basic	0	12,955,187	12,955,187
Plus weighted average number of RSUs with service conditions	0	47,895	51,780
Weighted Average Number of Shares Outstanding, Diluted	0	13,003,082	13,006,967
Basic earnings per share:
Basic earnings/(loss) per share	$ 0	$ 1.23	$ 1.48
Diluted earnings per share:
Diluted earnings/(loss) per share	$ 0	$ 1.22	$ 1.48
Undistributed income attributable to Series C participating preferred shares	$ 0	$ 15,883	$ 19,190